Summary of Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements have been prepared under the accrual method of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and the disclosure of the contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Risk and Uncertainties
Risk and Uncertainties
Investment securities are exposed to various risks, such as interest rate, credit risk and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and those changes could materially affect participants’ account balances and the amounts reported in these financial statements.
The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across participant-directed fund elections. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the Employer stock fund, which principally invests in a single security.
The Plan’s investments include certain individual investments that represent significant concentrations as a percentage of net assets available for benefits. As of December 31, 2025 and 2024, such concentrations included two investments totaling $193,298,339 and two investments totaling $192,180,004, respectively.

Investment Valuation and Income (Loss) Recognition
Investment Valuation and Income (Loss) Recognition
The Plan’s investments are stated at fair value. Fair value of financial instruments is what would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend
date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions	Contributions Contributions from participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are stated at their unpaid principal balance, plus accrued but unpaid interest. Loans outstanding are reflected as a receivable of the Plan. Interest income is recorded on an accrual basis. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits Benefit are recorded when paid.
Administrative Expenses
Administrative Expenses
Plan provisions allow for administrative expenses, including, but not limited to, audit fees, custodial and trustee fees, investment manager fees, and recordkeeping fees to be paid by the Plan and allocated to participant accounts. Any expenses not borne by the Plan are paid by the
Company.